S000062452 [Member] Annual Fund Operating Expenses - AB All China Equity Portfolio	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.88%	[1]
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.62%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.88%	[1]
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(0.62%)	[2]
Net Expenses (as a percentage of Assets)	1.50%

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than 0.01%.
[2]
The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.50% and 1.25% of average daily net assets, respectively, for Class A and Advisor Class shares. In addition to that agreement, in connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee. Each of the agreements will remain in effect until October 31, 2027 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.